Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Aug. 31, 2022
Entity Registrant Name	BNY MELLON MUNICIPAL FUNDS, INC.
Entity Central Index Key	0000878092
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jan. 03, 2023
Document Effective Date	Jan. 03, 2023
Prospectus Date	Dec. 30, 2022
BNY Mellon AMT-Free Municipal Bond Fund | Class A
Prospectus:
Trading Symbol	DMUAX
BNY Mellon AMT-Free Municipal Bond Fund | Class C
Prospectus:
Trading Symbol	DMUCX
BNY Mellon AMT-Free Municipal Bond Fund | Class Z
Prospectus:
Trading Symbol	DRMBX
BNY Mellon AMT-Free Municipal Bond Fund | Class I Shares
Prospectus:
Trading Symbol	DMBIX
BNY Mellon AMT-Free Municipal Bond Fund | Class Y
Prospectus:
Trading Symbol	DMUYX